Summary of significant accounting policies - Consolidated Balance Sheets VIE (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Variable Interest Entity [Line Items]
Current assets from continuing operations excluding intercompany receivables	$ 155,305,536	$ 37,022,171
Current assets from continuing operations	155,305,536	37,022,171
Non-current assets excluding investment in subsidiaries	10,381,365
Non-current assets	10,381,365	1,169,575
Total assets from continuing operations	165,686,901	38,191,746
Current Liabilities Excluding Intercompany Payables	4,146,426	8,367,387
Current liabilities from continuing operations	4,146,426	8,367,387
Non-current liabilities	748,057	669,202
Total liabilities from continuing operations	4,894,483	9,036,589
Total shareholders' equity (net assets)	160,792,418	29,155,157	$ 22,337,551	$ 19,213,642
Other [Member]
Variable Interest Entity [Line Items]
Intercompany receivables	10,263,832	5,079,282
Current assets from continuing operations excluding intercompany receivables	141,332,281	32,413,056
Current assets from continuing operations	151,596,113	37,492,338
Non-current assets excluding investment in subsidiaries	10,126,547	777,058
Non-current assets	10,126,547	777,058
Total assets from continuing operations	161,722,660	38,269,396
Intercompany payables	151,314,338	12,417,169
Current Liabilities Excluding Intercompany Payables	1,682,220	1,707,486
Current liabilities from continuing operations	152,996,558	14,124,655
Non-current liabilities	691,808	669,202
Total liabilities from continuing operations	153,688,366	14,793,857
Total shareholders' equity (net assets)	8,034,294	23,475,539
Variable Interest Entity and Subsidiaries [Member]
Variable Interest Entity [Line Items]
Intercompany receivables	582,137	300,300
Current assets from continuing operations excluding intercompany receivables	6,666,318	4,034,997
Current assets from continuing operations	7,248,455	4,335,297
Non-current assets excluding investment in subsidiaries	254,818	392,517
Non-current assets	254,818	392,517
Total assets from continuing operations	7,503,273	4,727,814
Intercompany payables	3,785,283	375
Current Liabilities Excluding Intercompany Payables	2,408,191	4,135,484
Current liabilities from continuing operations	6,193,474	4,135,859
Non-current liabilities	56,249
Total liabilities from continuing operations	6,249,723	4,135,859
Total shareholders' equity (net assets)	1,253,550	591,955
FAMI
Variable Interest Entity [Line Items]
Intercompany receivables	134,585,007	11,838,011
Current assets from continuing operations excluding intercompany receivables	647,997	2,122
Current assets from continuing operations	135,233,004	11,840,133
Total assets from continuing operations	135,233,004	11,840,133
Intercompany payables	1,669,460	1,649,460
Current Liabilities Excluding Intercompany Payables	54,600	1,934,811
Current liabilities from continuing operations	1,724,060	3,584,271
Total liabilities from continuing operations	1,724,060	3,584,271
Total shareholders' equity (net assets)	133,508,944	8,255,862
WFOE that is the primary beneficiary of the VIE
Variable Interest Entity [Line Items]
Intercompany receivables	16,147,194	278,858
Current assets from continuing operations excluding intercompany receivables	6,658,940	571,996
Current assets from continuing operations	22,806,134	850,854
Investment in subsidiaries	9,016,979	6,115,219
Non-current assets	9,016,979	6,115,219
Total assets from continuing operations	31,823,113	6,966,073
Intercompany payables	4,809,089	3,429,447
Current Liabilities Excluding Intercompany Payables	1,415	589,606
Current liabilities from continuing operations	4,810,504	4,019,053
Total liabilities from continuing operations	4,810,504	4,019,053
Total shareholders' equity (net assets)	$ 27,012,609	$ 2,947,020